Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 99,682	$ 29,384
Accounts receivable, net	439	380
Deferred costs		7,049
Prepaid expenses and other current assets	10,576	7,079
Total current assets	110,697	43,892
Property and equipment, net	149,485	129,019
Intangible assets	48,463	48,463
Restricted cash and other assets	2,510	1,860
Total assets	311,155	223,234
Current liabilities:
Accounts payable	6,679	6,832
Unearned revenue	2,577	1,630
Current portion of debt	1,861	1,504
Accrued expenses and other current liabilities	23,881	23,177
Total current liabilities	34,998	33,143
Debt, net of current portion	219,669	191,596
Earnout liabilities	9,321
Warrant liabilities	8,468	14,773
Asset retirement obligations	2,903	2,387
Other liabilities	19,084	12,412
Total liabilities	294,443	254,311
Commitments and contingencies
Redeemable shares (Note 15)	10,579
Stockholders' equity (deficit):
Additional paid-in capital	597,427	17,106
Accumulated deficit	(591,311)	(501,371)
Total stockholders' equity (deficit)	6,133	(31,077)	(25,683)
Total liabilities, redeemable shares and stockholders' equity (deficit)	311,155	223,234
Starry, Inc [Member]
Current assets:
Cash and cash equivalents		29,384	25,594
Restricted cash		0	110
Accounts receivable, net		380	264
Deferred costs		7,049	0
Prepaid expenses and other current assets		7,079	1,840
Total current assets		43,892	27,808
Property and equipment, net		129,019	86,658
Intangible assets		48,463	48,463
Restricted cash and other assets		1,860	1,361
Total assets		223,234	164,290
Current liabilities:
Accounts payable		6,832	7,457
Unearned revenue		1,630	1,169
Current portion of debt		1,504	29,875
Accrued expenses and other current liabilities		23,177	13,073
Total current liabilities		33,143	51,574
Debt, net of current portion		191,596	133,932
Warrant liabilities		14,773	0
Asset retirement obligations		2,387	1,399
Other liabilities		12,412	3,068
Total liabilities		254,311	189,973
Stockholders' equity (deficit):
Common stock		14	9
Additional paid-in capital		17,096	21,384
Accumulated deficit		(501,371)	(334,826)
Total stockholders' equity (deficit)		(31,077)	(25,683)
Total liabilities, redeemable shares and stockholders' equity (deficit)		223,234	164,290
Convertible Preferred Stock
Stockholders' equity (deficit):
Convertible preferred stock (Note 5)		453,184
Old Starry Common Stock
Stockholders' equity (deficit):
Common stock		4
Class A Common Stock
Stockholders' equity (deficit):
Common stock	16
Class X Common Stock
Stockholders' equity (deficit):
Common stock	$ 1
Seed Series Convertible Preferred Stock [Member] | Starry, Inc [Member]
Stockholders' equity (deficit):
Convertible preferred stock (Note 5)		6,990	6,990
Series A Convertible Preferred Stock [Member] | Starry, Inc [Member]
Stockholders' equity (deficit):
Convertible preferred stock (Note 5)		25,946	25,946
Series B Convertible Preferred Stock [Member] | Starry, Inc [Member]
Stockholders' equity (deficit):
Convertible preferred stock (Note 5)		29,910	29,910
Series C Convertible Preferred Stock [Member] | Starry, Inc [Member]
Stockholders' equity (deficit):
Convertible preferred stock (Note 5)		99,989	99,989
Series D Convertible Preferred Stock [Member] | Starry, Inc [Member]
Stockholders' equity (deficit):
Convertible preferred stock (Note 5)		124,915	124,915
Series E Convertible Preferred Stock [Member] | Starry, Inc [Member]
Stockholders' equity (deficit):
Convertible preferred stock (Note 5)		$ 165,434	$ 0